Impairment testing of intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information for cash-generating units [abstract]
Summary of the intangible assets with indefinite useful lives	As of December 31, 2023, the intangible assets with indefinite useful lives that are the most significant in terms of their carrying amounts and the criteria used for impairment testing are as follows:

	Goodwill		Brands			Long-term growth rate (bps)
December 31, 2023 (Euro thousands)	Net carrying amount	WACC (bps)	Net carrying amount	WACC (bps)	Royalty rate (bps)
Lanvin	45,931	1,384	100,906	1,484	700	168
Wolford	11,701	1,400	37,856	1,500	275	296
St. John	11,691	1,431	30,271	1,531	406	275
Sergio Rossi	—	N.A.	3,301	1,869	333	188

Total	69,323		172,334

	Goodwill		Brands			Long-term growth rate (bps)
December 31, 2022 (Euro thousands)	Net carrying amount	WACC (bps)	Net carrying amount	WACC (bps)	Royalty rate (bps)
Lanvin	45,931	1,445	100,906	1,645	518	129
Wolford	11,701	1,434	37,856	1,634	250	237
St. John	11,691	1,436	30,271	1,636	344	248
Sergio Rossi	—	N.A.	3,301	2,001	125	143

Total	69,323		172,334

Summary of the sensitivity of the impairment testing to reasonably possible changes in key assumptions
The following table details the sensitivity of the impairment testing to
reasonably possible changes in key assumptions:

	At December 31, 2023 impairment loss due to					At December 31, 2022 impairment loss due to
	Goodwill		Brand			Goodwill		Brand
(Euro thousands)	WACC +10 bps	Long-term growth rate - 10 bps	WACC +10 bps	Long-term growth rate - 10 bps	Royalty Rate -10 bps	WACC +10 bps	Long-term growth rate - 10 bps	WACC +10 bps	Long-term growth rate - 10 bps	Royalty Rate -10 bps
Lanvin	3,781	1,601	1,070	372	1,656	3,810	1,522	1,002	310	2,236
Wolford	5,336	2,305	620	246	2,121	5,904	2,507	491	172	2,053
St. John	1,661	672	399	146	1,074	1,928	782	330	110	1,118
Sergio Rossi	N.A.	N.A.	54	16	265	N.A.	N.A.	23	6	334